Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 3,127,091	$ 3,238,435		$ 3,522,010		$ 2,336,831
Loss	(1)	(75)	[1]	(273)	[1]
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	78,075	86,264		26,762
Gain	22,728	14,879		19,138
Loss	0	(75)		(273)
Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				10,175
Gain				10,175
Loss				0
Cap Romuald
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				10,282
Gain				8,963
Loss				0
Gener8 Companion
Disclosure of detailed information about property, plant and equipment [line items]
Sale price				6,305
Gain				0
Loss				(190)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		29		0
Gain		29		0
Loss		(75)		(83)
Felicity
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		42,000
Gain		0
Loss		0
Genmar Compatriot
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		6,615
Gain		442
Loss		0
V.K Eddie
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		37,620
Gain		14,408
Loss		0
Finesse
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	21,003
Gain	8,298
Loss	0
Cap Diamant
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	20,072
Gain	12,830
Loss	0
TI Hellas
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	37,000
Gain	1,600
Loss	0
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	4,934,443	4,909,134		4,931,598		$ 3,662,905
Book Value | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	55,347	71,385		7,814
Book Value | Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				0
Book Value | Cap Romuald
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				1,319
Book Value | Gener8 Companion
Disclosure of detailed information about property, plant and equipment [line items]
Book Value				6,495
Book Value | Other
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		0		$ 0
Book Value | Felicity
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		42,000
Book Value | Genmar Compatriot
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		6,173
Book Value | V.K Eddie
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ 23,212
Book Value | Finesse
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	12,705
Book Value | Cap Diamant
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	7,242
Book Value | TI Hellas
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 35,400

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.